Senior Secured Notes	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Senior Secured Notes

Note 8 – Senior Secured Notes

On August 29, 2014, the Company issued a senior secured note to Lambda, in the principal amount of $1.75 million. The note bore interest at the rate of 12% per annum and was scheduled to mature on February 28, 2015, at which time all principal and accrued interest was due. However, the Company paid all amounts due under the note on December 18, 2014 with the cash proceeds from the rights offering that closed in December 2014. In connection with the note, the Company incurred an 8%, or $140,000, sourcing/transaction fee with Lambda. In addition, the Company incurred additional legal fees and other expenses in connection with the note in the amount of $38,000 with Lambda. Those payments totaling $178,000 were initially reflected as a debt discount and amortized over the term of the note. For the year ended December 31, 2014, $178,000 is included in interest expense on the consolidated statements of operations and comprehensive loss.

On November 12, 2013, the Company issued a senior secured note to Lambda in the principal amount of $1.5 million. The note bore interest at the rate of 12% per annum and was scheduled to mature on May 12, 2014, at which time all principal and accrued interest was due. However, the Company paid amounts due under the note on March 18, 2014 with the cash proceeds from the rights offering that closed in March 2014. In connection with the note, the Company incurred an 8%, or $120,000, sourcing/transaction fee with Lambda. In addition, the Company incurred additional legal fees and other expenses in connection with the note in the amount of $75,000 with Lambda. Those payments totaling $195,000 were made on November 12, 2013 and are reflected as a debt discount which was amortized over the term of the senior secured note. Approximately $142,000 and $53,000, respectively, are included in interest expense on the consolidated statements of operations and comprehensive loss for the years ended December 31, 2014 and 2013.

Lambda is an affiliate of Wexford Capital LP, which is the managing member of Lambda. Arthur H. Amron, a director of the Company, is a partner and general counsel of Wexford Capital LP. Paul A. Mieyal, a director of the Company and currently its acting President, CEO and CFO, is also a Vice President of Wexford Capital LP.